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Anngharaad S. Reid
Paralegal
(860) 273-4474
Fax:  (860) 273-3004
ReidA@ING-AFS.com


May 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE LIFE ACCOUNT C POST-EFFECTIVE AMENDMENT NO. 3 TO THE REGISTRATION STATEMENT ON FORM S-6 PROSPECTUS TITLE: FLEXIBLE PREMIUM GROUP VARIABLE UNIVERSAL LIFE INSURANCE FOR NEW YORK STATE UNITED TEACHERS BENEFIT TRUST ("NYSUT TRUST")
      SEC FILE NOS. 333-89953 AND 811-09665
      RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus contained in Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 ("Amendment No. 3") for Variable Life Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 3 of the Registrant's Registration Statement on Form S-6 which was declared effective on May 1, 2002. The text of Amendment No. 3 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid




Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975